Liquidity and Management's Plans (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Feb. 15, 2025	Oct. 16, 2024	Feb. 28, 2025	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 14, 2025	Nov. 20, 2023	Apr. 20, 2023	Feb. 08, 2023
Liquidity and Management Plans
Net working capital					$ 100
Cash and cash equivalents					693	$ 4,459
Accounts receivable					1,000
Proceeds from issuance of convertible notes payable, net				$ 800	653
Warrant exercise price (in dollars per share)									$ 178.06
Offering price (in dollars per share)									$ 178.06
Proceeds from sale and issuance of securities, net						13,438
Accumulated deficit					$ (642,704)	$ (635,574)
Subsequent Event
Liquidity and Management Plans
Number of shares in exchange of warrant exercise							15,132,975
Common warrants
Liquidity and Management Plans
Warrant exercise price (in dollars per share)								$ 19.14
Public offering
Liquidity and Management Plans
Warrant exercise price (in dollars per share)										$ 464
Offering price (in dollars per share)										$ 464
SPA
Liquidity and Management Plans
Common stock purchased (in shares)		7,983
SPA | Subsequent Event
Liquidity and Management Plans
Common stock purchased (in shares)	2,575,107		2,575,107
Offering price (in dollars per share)	$ 2.33		$ 2.33
Net proceeds from issuance of stock			$ 4,500
Proceeds from sale and issuance of securities, net	$ 6,000
SPA | Common warrants | Subsequent Event
Liquidity and Management Plans
Number of shares in exchange of warrant exercise	2,575,107		2,575,107
Warrant exercise price (in dollars per share)	$ 5.83		$ 5.83